Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table provides disaggregated information for revenues for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Freight revenues
Petroleum and chemicals		$3,229	$2,816	$2,631
Metals and minerals		1,911	1,548	1,409
Forest products		2,006	1,740	1,700
Coal		937	618	527
Grain and fertilizers		2,783	2,475	2,609
Intermodal		4,906	4,115	3,751
Automotive		797	576	591
Total freight revenues		16,569	13,888	13,218
Other revenues		538	589	601
Total revenues (1) (2)		$17,107	$14,477	$13,819
(1)As at December 31, 2022, the Company had remaining performance obligations related to freight in-transit, for which revenues of $103 million (2021 - $83 million) are expected to be recognized in the next period.
(2)See Note 24 – Segmented information for the disaggregation of revenues by geographic area.

Schedule of contract liabilities
The following table provides a reconciliation of the beginning and ending balances of contract liabilities for the years ended December 31, 2022, and 2021:

In millions	2022	2021
Beginning of year	$74	$200
Revenue recognized included in the beginning balance	(74)	(182)
Increase due to consideration received, net of revenue recognized	28	56
End of year	$28	$74
Current portion - End of year	$12	$74